December 11, 2023	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351 F +1 202 778 9100

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds – Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (File Nos. 333-195390 and 811-22959) – Request for Selective Review

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to the following series of the Trust: 1290 Avantis® U.S. Large Cap Growth Fund (formerly known as 1290 Retirement 2060 Fund) (the “Fund”).

The Post-Effective Amendment includes a Prospectus (the “Prospectus”) and a Statement of Additional Information (the “SAI”) for the Fund. The Fund previously was included in a combined prospectus and a combined SAI with the target date series of the Trust. The filing is not intended to affect the prospectus or SAI of any other registered series (or class of such series) of the Trust.

The Post-Effective Amendment is being filed primarily to reflect the appointment of a sub-adviser, American Century Investment Management, Inc. (“American Century”), to the Fund and, in connection with the appointment of American Century, a restructuring of the Fund involving changes to the Fund’s investment objective, principal investment strategy and related principal risks, performance benchmark, status under the 1940 Act, and name.

Fund Name	Sub-Adviser	1940 Act Status
1290 Retirement 2060 Fund	n/a	diversified
1290 Avantis® U.S. Large Cap Growth Fund	American Century	non-diversified

The Post-Effective Amendment also is being filed to include certain new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

December 11, 2023

The Staff reviewed the changes to the Fund’s investment objective, principal investment strategy and related principal risks, performance benchmark, status under the 1940 Act, and name in a proxy statement that was filed in preliminary form on July 21, 2023 (Accession No. 0001193125-23-191292), and the Trust responded to the Staff’s comments thereon in correspondence filed on August 25, 2023 (Accession No. 001193125-23-221149). Fund shareholders approved the appointment of American Century (and, in connection with that appointment, the changes to the Fund’s investment objective, principal investment strategy and related principal risks, performance benchmark, and name) as well as the change in the Fund’s status under the 1940 Act, at a special shareholder meeting held on October 23, 2023.

Furthermore, except for the changes described above, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI is based on and does not differ significantly from the corresponding disclosure in the Prospectus and SAI contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

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Post-Effective Amendment No. 51 to the Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class T, Class I and Class R shares of 1290 Loomis Sayles Multi-Asset Income Fund (Accession No. 0001193125-22-302685) (December 12, 2022).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Prospectus and SAI in the Post-Effective Amendment are marked to show changes from Post-Effective Amendment No. 53 to the Trust’s Registration Statement (“PEA No. 53”), which was filed with the Securities and Exchange Commission on February 23, 2023. In PEA No. 53, the Fund was included in a combined prospectus and a combined SAI with the target date series of the Trust. Going forward, the Fund will be included in a combined prospectus and a combined SAI with the other series of the Trust that (like the restructured Fund) are not target date series.

The Post-Effective Amendment is scheduled to become effective on February 9, 2024, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by January 25, 2024. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure

U.S. Securities and Exchange Commission

December 11, 2023

cc:	Shane Daly, Esq.

Maureen Kane, Esq.

Equitable Investment Management, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP